Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 39	$ 31	$ 31	$ 70	$ 63
Insurance finance expense	$ 8	$ 8	$ 9	$ 16	$ 17